Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details Narrative)	12 Months Ended
Dec. 31, 2023
Supplementary Information On Oil And Gas Exploration And Production
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	Rio de Janeiro – Brazil